UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-3054

DATE OF FISCAL YEAR END: October 31

DATE OF REPORTING PERIOD: April 30, 2007

The Singapore Fund, Inc.

Item 1. Report to Stockholders.

General Information (unaudited)

The Fund

The Singapore Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund’s Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the “Manager”), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB Investments (Singapore) Ltd. provides the Manager with advice regarding investments.

Shareholder Information

The Fund’s shares are listed on the New York Stock Exchange (“NYSE”). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund’s NYSE trading symbol is “SGF”. Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron’s, and also in many other newspapers. The Fund’s daily NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund’s website includes a monthly market review, a list of the Fund’s top ten industries and holdings, its proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the “Plan Agent”) at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Restriction on Beneficial Ownership by Singapore Residents

The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund’s issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund’s Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund’s shares to residents of Singapore.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Investment Manager to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission’s website. The Fund has filed its report on Form N-PX covering the Fund’s proxy voting record for the 12-month period ended June 30, 2006.

The Singapore Fund, Inc.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission’s website at www.sec.gov and the Fund’s web site at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

Certifications

The Fund’s chief executive officer has certified to the NYSE that, as of June 1, 2006, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the “Plan”) is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan’s terms and conditions is available on the Fund’s web site at www.daiwast.com and from the Plan Agent by calling (866) 669-9903 or by writing The Singapore Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

The Singapore Fund, Inc.

Shareholder Letter (unaudited)

May 17, 2007

Dear Shareholders:

We are pleased to present the Semi-Annual Report of The Singapore Fund, Inc. (the “Fund”) for the six months ended April 30, 2007.

Performance Review

US$ Terms	Nov ’06 to Jan ’07	Feb ’07 to Apr ’07
Singapore Fund	20.54%	9.61%
Straits Times Index (“STI”)	17.26%	8.73%
Relative to Benchmark Index	+3.28%	+0.88%

Annualized performance computed on a compounded basis.

Source: Bloomberg

For the quarter ended January 31, 2007, the Fund outperformed the Straits Times Index (“STI”) benchmark by 3.28 percentage points. For the quarter ended April 30, 2007, the Fund outperformed the STI by 0.88 percentage points. For the six months ended April 30, 2007, the Fund’s net asset value (“NAV”) (including dividends) rose 32.12% compared to the STI’s rise of 27.50% over the same period. The outperformance was mainly attributable to the Fund’s overweight positions in the real estate, industrials, and transport sectors.

Market Review

The STI closed on October 31, 2006 at 2701.75 and closed at 3361.29 on April 30, 2007. The STI rose steadily to 3310.44 on February 23, 2007, before it took a sharp correction to below 3000 in the final week of February. The decline was only a temporary one, and the STI continued its uptrend within two weeks after the correction to reach a high of 3422.62 on April 10, 2007.

The stocks that contributed to the rise of the STI were OCBC (+69.21 index points), Capitaland (+68.65), and UOB (+66.40); while TPV Tech (–4.03), Thai Beverage (–1.44) and Creative (–1.18) exerted a drag on the STI.

On the whole, the STI outperformed the regional MSCI Asia Pacific ex-Japan Index (USD) by 6.40% in the six months. The momentum in the Singapore equities market is supported by favorable corporate earnings results, the cut in corporate taxes by two percentage points to 18% and the announcement of robust economic indicators.

In terms of macro-economic numbers, the Singapore Government’s guidance for fiscal year 2007 Gross Domestic Product (“GDP”) growth is 4.5% to 6.5%. Advance GDP estimates for the first quarter of 2007 indicated a growth of 6.0% year-on-year (“YoY”) compared to the first quarter of 2006. Rising employment augmenting consumption spending, and strong growth in the transport engineering cluster will provide the basis for solid growth for the year.

The Consumer Price Index (“CPI”) rose a modest 0.7% YoY in March, in part due to the central bank’s policy of maintaining a gradual appreciation of the Singapore dollar to contain imported inflation.

The Singapore Fund, Inc.

Outlook and Strategy

	Benchmark (%)	Portfolio (%)	Comments
Finance	34.1	22.2

Increased lending is expected with recovery of property sector and activities related to the construction of the integrated resorts. Sector limit of 25% is applicable, and the Fund is prohibited from owning DBS Group.

Real Estate	19.5	25.3	Price increases in mid to high end properties are signaling a broad recovery in the property market. Coupled with a low interest rate environment, this sector should outperform.
Conglomerate	15.3	9.1	We are selective on stocks in this sector. We are however bullish on stocks in the transport and aerospace engineering industry.
Telecommunications & Media	11.1	10.9	We are relatively neutral on this sector. High dividend gains can be derived from this sector.
Transport	8.2	10.2	Tourist arrivals and immigration are on the rise and the transport sector is a beneficiary of this trend.
Consumer	6.5	2.9	Underweight due to profit-taking after stronger than expected performance.
Technology	3.4	0.0	Cautious on the sector from an earnings predictability and sustainability perspective.
Industrials	2.0	10.4	Favorable prospects due to spending on the integrated resorts and the strong growth in the transport engineering sector.

We are cautiously optimistic about the performance of the stock market this year. Strong liquidity flows, coupled with good fundamentals, have led the rally in the stock market. Despite the sharp correction in late February 2007, the uptrend shows no sign of abating as the market recovered to its pre-correction heights in a little more than a month. In contrast, the May 2006 correction took five months to recover to its previous high.

There is still no clear view on the state of the U.S. economy, as economic indicators are providing mixed signals of its economic health. Former Federal Reserve Chairman Greenspan has recently remarked that the odds of a downturn in the U.S. economy are one-to-two. This, in turn, has its bearing on the earnings visibility on export-oriented sectors in Singapore.

The domestic economy is, however, more resilient supported by Foreign Direct Investment (“FDI”) inflows and an increased economic buzz brought about by the construction of the integrated resorts. The influx of immigrants as a result of the government’s relaxed stance towards foreign employment has also contributed to a rise in real estate prices.

The Singapore Fund, Inc.

Portfolio Management

Mr. Chan Kum Kong, CFA, has been the Fund’s portfolio manager since April 26, 2007 and is responsible for the day-to-day management of the Fund’s portfolio. Kum Kong joined DBS Asset Management Ltd., of which the Fund’s Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in December 2005. Prior to this, he was Head of Equity Research at Nomura Securities (Shanghai).

Mr. Philip Yeo supports Kum Kong as the alternate portfolio manager. Prior to joining DBSAM in 2006, Philip was a Vice President and Deputy Head of the New Business team involved in M&A activities at ST Engineering Ltd.

The Fund’s management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.

Sincerely,

MASAMICHI YOKOI

Chairman of the Board

The Singapore Fund, Inc.

Portfolio of Investments

April 30, 2007 (unaudited)

COMMON STOCKS–92.95%

Shares		Value
MALAYSIA—2.98%
Banks & Financial Services—1.58%
2,337,500	AMMB Holdings Berhad	$ 2,733,519
Machinery—1.40%
1,700,000	CB Industrial Product Holdings Berhad	2,425,376
Total Malaysia Common Stocks		5,158,895
SINGAPORE—89.97%
Banks & Financial Services—20.19%
2,635,000	Oversea-Chinese Banking Corp. Ltd	15,627,162
1,375,000	United Overseas Bank Ltd	19,389,806
		35,016,968
Building Materials—0.69%
800,000	Hong Leong Asia Ltd	1,191,394
Commercial Services—4.05%
3,626,000	Oriental Century Ltd.*	2,437,165
1,512,000	SIA Engineering Co. Ltd.†	4,583,177
		7,020,342
Communications—Media—2.04%
1,230,000	Singapore Press Holdings Ltd	3,533,854
Conglomerate—4.27%
145,000	Jardine Matheson Holdings Ltd	3,393,000
1,250,000	Sembcorp Industries Ltd.†	4,019,637
		7,412,637
Diversified—0.78%
100,000	Jardine Strategic Holdings Ltd	1,350,000

Electronics—1.21%
4,289,000	Advance SCT Ltd	2,105,568
Engineering—0.36%
2,701,000	Yongnam Holdings Ltd.*	622,945
Health & Personal Care—1.29%
2,900,000	Biosensors International Group Ltd.*	1,461,896
2,040,000	LMA International NV, Ltd.*	779,677
		2,241,573
Industrial—1.92%
1,400,000	Singapore Technologies Engineering Ltd.†	3,321,143
Leisure and Tourism—0.74%
1,980,000	Genting International P.L.C.*	1,278,640
Machinery—1.04%
4,043,000	Sarin Technologies Ltd.	1,811,631

The Singapore Fund, Inc.

Portfolio of Investments (continued)

April 30, 2007 (unaudited)

COMMON STOCKS (CONCLUDED)

Shares		Value
Metal Processor—0.41%
2,461,000	China Bearing Singapore, Ltd	$ 705,436
Oil & Gas Extraction—0.42%
350,000	KS Energy Services Ltd	719,581
Pharmaceuticals—1.24%
4,609,000	AsiaPharm Group Ltd	2,156,364
Property Development—15.49%
1,325,000	Capitaland Ltd.†	7,421,502
500,000	City Developments Ltd	5,304,603
380,000	Keppel Land Ltd.†	2,216,072
5,677,000	Pan Hong Property Group Ltd	2,038,789
898,000	SC Global Developments Ltd	3,047,478
5,681,000	Sim Lian Group Ltd	2,320,991
600,471	UOL Group Ltd	1,923,027
535,000	Wing Tai Holdings Ltd	1,184,541
900,000	Yanlord Land Group Ltd	1,411,485
		26,868,488
Real Estate Investment Trust—9.91%
93,500	AmFirst Real Estate Investment Trust*	25,422
1,689,000	Ascott Residence Trust†	2,170,307
1,244,000	Capitamall Trust, Ltd.†	3,262,575
3,000,000	CDL Hospitality Trusts	3,617,673
2,423,000	Frasers Centerpoint Trust Ltd	2,730,276
6,100,000	Mapletree Logistics Trust†	5,386,313
		17,192,566
Retail—0.70%
1,642,000	Best World International Ltd	1,211,848
Shipyards—4.47%
550,000	Keppel Corp. Ltd.†	7,755,922
Telecommunications—8.74%
800,000	MobileOne (Asia) Ltd.	1,180,851
5,510,000	Singapore Telecommunications Ltd.†	12,054,430
1,000,290	StarHub Ltd.†	1,924,712
Transport Services—1.50%		15,159,993
3,300,000	Singapore Post Ltd.†	2,609,469
Transportation—Air—2.87%
415,000	Singapore Airlines Ltd.†	4,977,101
Transportation—Marine—5.64%
5,250,000	Cosco Corp. (Singapore) Ltd	9,790,452
Total Singapore Common Stocks		156,053,915
Total Common Stocks (Cost—$84,507,886)		161,212,810

The Singapore Fund, Inc.

Portfolio of Investments (continued)

April 30, 2007 (unaudited)

TIME DEPOSITS—6.74%

Principal Amount (000)		Value
SINGAPORE DOLLAR—6.67%
17,563	Citibank Singapore, 0.59%, due 5/1/07	$ 11,573,313
U.S. DOLLAR—0.07%
$ 103	Bank of New York Time Deposit, 0.05%, due 5/1/07	103,249
23	Citibank Singapore, 4.38%, due 5/1/07	23,316
Total U.S. Dollar Time Deposits		126,565
Total Time Deposits (Cost—$11,590,186)		11,699,878
Total Investments—99.69% (Cost—$96,098,072)		172,912,688
Other assets less liabilities—0.31%		538,498
NET ASSETS (Applicable to 9,274,172 shares of capital stock outstanding; equivalent to $18.70 per share)—100.00%
		$ 173,451,186

*	Non-income producing securities.
†	Deemed to be an affiliated issuer (see page 10).

See accompanying notes to financial statements.

The Singapore Fund, Inc.

EQUITY CLASSIFICATIONS HELD

April 30, 2007 (unaudited)

Industry	Percent of Net Assets
Banks & Financial Services	21.77%
Property Development	15.49
Real Estate Investment Trust	9.91
Telecommunications	8.74
Transportation—Marine	5.64
Shipyards	4.47
Conglomerate	4.27
Commercial Services	4.05
Transportation—Air	2.87
Machinery	2.44
Communications—Media	2.04
Industrial	1.92
Transport Services	1.50
Health & Personal Care	1.29
Pharmaceuticals	1.24
Electronics	1.21
Diversified	0.78
Leisure and Tourism	0.74
Retail	0.70
Building Materials	0.69
Oil & Gas Extraction	0.42
Metal Processor	0.41
Engineering	0.36

The Singapore Fund, Inc.

TEN LARGEST EQUITY POSITIONS HELD

April 30, 2007 (unaudited)

Issue	Percent of Net Assets
United Overseas Bank Ltd.	11.18%
Oversea-Chinese Banking Corp. Ltd.	9.01
Singapore Telecommunications Ltd.	6.95
Cosco Corp. (Singapore) Ltd.	5.64
Keppel Corp. Ltd.	4.47
Capitaland Ltd.	4.28
Mapletree Logistics Trust	3.11
City Developments Ltd.	3.06
Singapore Airlines Ltd.	2.87
SIA Engineering Co. Ltd.	2.64

The Singapore Fund, Inc.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

Name of Affiliated Holding	Number of Shares Held October 31, 2006	Purchase Cost	Sales Cost	Number of Shares Held April 30, 2007	Market Value at April 30, 2007	Dividend Income
Ascott Residence Trust	1,155,000	$339,166	$ —	1,689,000	$2,170,307	$ 31,748
Capitaland Ltd.	1,325,000	—	—	1,325,000	7,421,502	—
Capitamall Trust, Ltd.	1,244,000	—	—	1,244,000	3,262,575	46,715
Keppel Corp. Ltd.	550,000	—	—	550,000	7,755,922	—
Keppel Land Ltd.	600,000	—	(228,112)	380,000	2,216,072	—
Mapletree Logistics Trust	5,100,000	678,446	—	6,100,000	5,386,313	106,382
SIA Engineering Co. Ltd.	1,176,000	839,695	—	1,512,000	4,583,177	32,176
Sembcorp Industries Ltd.	1,250,000	—	—	1,250,000	4,019,637	230,584
Singapore Airlines Ltd.	415,000	—	—	415,000	4,977,101	39,859
Singapore Post Ltd.	3,300,000	—	—	3,300,000	2,609,469	53,341
Singapore Technologies
Engineering Ltd.	1,400,000	—	—	1,400,000	3,321,143	139,621
Singapore
Telecommunications Ltd.	5,510,000	—	—	5,510,000	12,054,430	131,182
SMRT Corp.	2,750,000	—	(1,814,892)	—	—	22,175
StarHub Ltd.	1,000,290	—	—	1,000,290	1,924,712	42,425
Total					$61,702,360	$876,208

The Singapore Fund, Inc.

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investment in securities, at value:
Unaffiliated securities (cost—$65,780,170)	$ 111,210,328
Affiliated securities (cost—$30,317,902)	61,702,360	$ 172,912,688
Cash denominated in foreign currency (cost—$84,678)		87,005
Interest and dividends receivable		876,646
Prepaid expenses		2,384
Total assets		173,898,723
Liabilities
Payable for management fees		196,058
Payable for advisory fees		50,842
Payable to other affiliates		39,784
Accrued expenses and other liabilities		160,853
Total liabilities		447,537
Net Assets
Capital stock, $0.01 par value per share; total 100,000,000 shares authorized; 9,274,172 shares issued and outstanding		92,742
Paid-in capital in excess of par value		107,296,003
Accumulated net investment loss		(735,596)
Accumulated net realized loss on investments		(10,017,116)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency		76,815,153
Net assets applicable to shares outstanding		$ 173,451,186
Net Asset Value Per Share		$ 18.70

See accompanying notes to financial statements

The Singapore Fund, Inc.

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment income:
Dividends:
Unaffiliated securities	$ 749,640
Affiliated securities	876,208	$ 1,625,848
Interest		80,304
Total investment income		1,706,152
Expenses:
Investment management fee		547,622
Investment advisory fee		278,630
Administration fee		192,649
Custodian fees and expenses		74,336
Audit and tax services		45,621
Legal fees and expenses		34,712
Directors’ fees and expenses		22,116
Reports and notices to shareholders		21,818
Insurance expense		19,503
Transfer agency fee and expenses		5,455
Other		26,343
Total expenses		1,268,805
Net investment income		437,347
Realized and unrealized gains from investment activities and foreign currency transactions:
Net realized gains (losses) on investments:
Unaffiliated securities	(1,062,654)
Affiliated securities	2,043,004	980,350
Net realized foreign currency transaction gains		225,786
Net change in unrealized appreciation (depreciation) on investments in equity securities		41,330,277
Net change in unrealized appreciation (depreciation) on short-term investments and other assets and liabilities denominated in foreign currency		4,684
Net realized and unrealized gains from investment activities and foreign currency transactions		42,541,097
Net increase in net assets resulting from operations		$ 42,978,444

See accompanying notes to financial statements

The Singapore Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$ 437,347	$ 3,191,838
Net realized gain on:
Investments	980,350	12,320,816
Foreign currency transactions	225,786	237,457
Net change in unrealized appreciation on:
Investments in equity securities	41,330,277	22,812,000
Translation of short-term investments and other assets and liabilities denominated in foreign currency	4,684	105,193
Net increase in net assets resulting from operations	42,978,444	38,667,304
Dividends and distributions to shareholders from:
Net investment income	(4,527,324)	(1,565,878)
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	536,760	289,244
Net increase in net assets	38,987,880	37,390,670
Net assets:
Beginning of period	134,463,306	97,072,636
End of period (including undistributed net investment income of $0 and $3,354,325, respectively)	$ 173,451,186	$ 134,463,306

See accompanying notes to financial statements

The Singapore Fund, Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

The Singapore Fund, Inc. (the “Fund”) was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.

The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the “Board”) of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the six months ended April 30, 2007, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.

The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders—The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Forward Foreign Currency Contracts—The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

New Accounting Pronouncement—In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

Investment Manager and Investment Adviser

The Fund has entered into an Investment Management Agreement (the “Management Agreement”) with DBS Asset Management (United States) Pte. Ltd. (the “Manager”). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund’s assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund’s average weekly net assets and 0.66% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2007, no out-of-pocket expenses were paid to the Manager.

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Daiwa SB Investments (Singapore) Limited (the “Adviser”), which provides general and specific investment advice to the Manager with respect to the Fund’s assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund’s average weekly net assets and 0.34% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2007, no out-of-pocket expenses were paid to the Adviser.

At April 30, 2007, the Fund owed to the Manager and the Adviser $196,058 and $50,842 for management and advisory fees, respectively.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company (“DSTC”), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2007, expenses of $15,000 were paid or accrued to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund’s Board.

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $45,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund’s compliance management system and the Fund’s compliance review program. This amount is included in the administration fee in the Fund’s Statement of Operations.

DSTC also acts as custodian for the Fund’s assets and appoints subcustodians for the Fund’s assets held outside of the United States. DSTC has appointed DBS Bank Ltd. (“DBS Bank”), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of- pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2007, DSTC earned $16,370 and DBS Bank earned $54,076 from the Fund for their respective custodial services.

At April 30, 2007, the Fund owed to DSTC $28,457, $3,750 and $31,241 for administration, compliance and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $28,308.

During the six months ended April 30, 2007, the Fund paid or accrued $34,712 for legal services, in connection with the Fund’s on-going operations, to a law firm of which the Fund’s Assistant Secretary is a partner.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2007 was $90,177,130, excluding short-term interest-bearing investments. At April 30, 2007, the net unrealized appreciation on investments, excluding short-term securities, of $71,035,681 was composed of gross appreciation of $71,814,127 for those investments having an excess of value over cost, and gross depreciation of $778,446 for those investments having an excess of cost over value. For the six months ended April 30, 2007, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $12,262,097 and $16,979,369, respectively.

At October 31, 2006, the Fund had a remaining capital loss carryover of $11,075,352, of which $9,317,440 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.

The Singapore Fund, Inc.

Notes to Financial Statements (concluded)

Concentration of Risk

Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.

At April 30, 2007, the Fund had 17,563,082 Singapore Dollars valued at $11,573,313 on deposit with a single financial institution.

Capital Stock

There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2007, 34,852 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,274,172 shares outstanding at April 30, 2007, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 15,859 shares.

The Singapore Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30, 2007	For the Years Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 14.55	$ 10.54	$ 10.20	$ 8.81	$ 6.46	$ 5.76
Net investment income	0.05	0.34	0.16	0.18	0.08	0.02
Net realized and unrealized gains on investments and foreign currency transactions	4.59	3.84	0.40	1.31	2.28	0.76
Net increase in net asset value resulting from operations	4.64	4.18	0.56	1.49	2.36	0.78
Less: dividends and distributions to shareholders Net investment income	(0.49)	(0.17)	(0.22)	(0.10)	(0.01)	(0.08)
Net asset value, end of period	$ 18.70	$ 14.55	$ 10.54	$ 10.20	$ 8.81	$ 6.46
Per share market value, end of period	$ 16.53	$ 13.34	$ 9.29	$ 8.52	$ 7.62	$ 5.00
Total investment return:
Based on market price at beginning and end of period, assuming reinvestment of dividends	27.86%	45.98%	11.80%	13.25%	52.59%	13.39%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends	32.61%	40.34%	5.95%	17.27%	36.55%	13.94%
Ratios and supplemental data:
Net assets, end of period (in millions)	$173.5	$134.5	$ 97.1	$ 93.9	$ 81.1	$ 59.4
Ratios to average net assets of:
Expenses	1.64%*	1.86%	1.81%	1.65%	1.85%	2.12%
Expenses, excluding waiver of Administration and Advisory fee applicable to net investment income	1.64%*	1.86%	1.81%	1.82%	2.04%	2.20%
Net investment income	0.56%*	2.74%	1.47%	1.93%	1.19%	0.23%
Portfolio turnover	8.48%	45.28%	34.85%	77.65%	93.13%	103.33%

*	Annualized

The Singapore Fund, Inc.

Results of Annual Meeting of Stockholders (unaudited)

On June 4, 2007, the Annual Meeting of Stockholders of The Singapore Fund, Inc. (the “Fund”) was held and the following matter was voted upon and passed.

Election of two Class I Directors to the Board of Directors of the Fund to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2010.

Number of Shares/Votes
Class I	Voted For	Proxy Authority Withheld
David G. Harmer	7,332,328	142,180
Oren G. Shaffer	7,333,357	141,151

In addition to the Directors re-elected at the Meeting, Austin C. Dowling, Martin J. Gruber and Masamichi Yokoi were the other members of the Board who continued to serve as Directors of the Fund.

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms “we,” “our” and “us” refer to the Fund. The term “you” in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.
•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

BOARD OF DIRECTORS Masamichi Yokoi, Chairman Austin C. Dowling Martin J. Gruber David G. Harmer Oren G. Shaffer	THE SINGAPORE FUND, INC.

OFFICERS John J. O’Keefe Vice President and Treasurer Yuko Tatezawa Secretary Anthony Cambria Chief Compliance Officer Leonard B. Mackey, Jr. Assistant Secretary

ADDRESS OF THE FUND c/o Daiwa Securities Trust Company One Evertrust Plaza, 9th Floor Jersey City, NJ 07302-3051

INVESTMENT MANAGER
DBS Asset Management (United States) Pte. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments (Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices. This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

Semi-Annual Report April 30, 2007

Item 2. Code of Ethics.

Not applicable for this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6. Schedule of Investments.

A Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for this semi-annual report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(b)	Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

Date: June 19, 2007

By	\s\ Masamichi Yokoi

Masamichi Yokoi, Chairman

Date: June 19, 2007

EXHIBIT 12 (b)

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O’Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2007

\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Masamichi Yokoi, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2007

By	\s\ Masamichi Yokoi

Masamichi Yokoi, Chairman

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Vice President & Treasurer of The Singapore Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2007 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 19, 2007

\s\ John J. O’Keefe

John J. O’Keefe, Vice President and Treasurer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Chairman of The Singapore Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2007 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 19, 2007

\s\ Masamichi Yokoi

Masamichi Yokoi, Chairman

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.